Annual Total Returns [BarChart] - First Trust Dow Jones Global Select Dividend Index Fund - First Trust Dow Jones Global Select Dividend Index Fund	Feb. 01, 2021
Bar Chart Table:
2011	(2.17%)
2012	15.42%
2013	17.90%
2014	(0.72%)
2015	(10.10%)
2016	11.80%
2017	17.62%
2018	(12.40%)
2019	19.88%
2020	(4.59%)